Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

December 1, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	DWS Global Thematic Fund (the “Fund”), a series of DWS Global/International Fund, Inc. (the “Corporation”); (Reg. Nos. 33-05724 and 811-04670)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Corporation hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 91 to the Corporation’s Registration Statement on Form N-1A (the “Amendment”), do not differ from that contained in the Amendment, which is the most recent Amendment to such Registration Statement and was filed electronically on November 30, 2010.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

Very truly yours,

                    /s/Laura McCollum
Laura McCollum, Esq.
Vice President and Counsel
Deutsche Investment Management Americas Inc.

cc:           Adam Schlichtmann, Esq., Ropes and Gray